Debt issued designated at fair value (Detail 2) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		$ 57,031	$ 50,782
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	55,370	48,728
UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	11,807	9,664
UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	43,562	39,063
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,662	2,054
Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,230	1,437
Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	431	617
2019 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		24,643
2019 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	23,825
2019 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,904
2019 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	19,921
2019 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	818
2019 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	805
2019 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	13
2020 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,322
2020 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,178
2020 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,509
2020 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,669
2020 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	145
2020 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	25
2020 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	119
2021 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,275
2021 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,126
2021 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,178
2021 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,947
2021 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	149
2021 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	66
2021 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	83
2022 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,070
2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,057
2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	447
2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,610
2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	13
2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7
2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6
2023 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		3,058
2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,031
2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	274
2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,758
2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	26
2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	26
2024-2028 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,668
2024-2028 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,346
2024-2028 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	802
2024-2028 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,544
2024-2028 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	321
2024-2028 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	321
2024-2028 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
Thereafter | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,996
Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	8,807
Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,694
Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,113
Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	189
Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6
Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	183
UBS AG | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		57,031	50,782
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	55,370	48,728
UBS AG | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	11,807	9,664
UBS AG | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	43,562	39,063
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,662	2,054
UBS AG | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	1,230	1,437
UBS AG | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	431	$ 617
UBS AG | 2019 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		24,643
UBS AG | 2019 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	23,825
UBS AG | 2019 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,904
UBS AG | 2019 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	19,921
UBS AG | 2019 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	818
UBS AG | 2019 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	805
UBS AG | 2019 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	13
UBS AG | 2020 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,322
UBS AG | 2020 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,178
UBS AG | 2020 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,509
UBS AG | 2020 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	4,669
UBS AG | 2020 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	145
UBS AG | 2020 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	25
UBS AG | 2020 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	119
UBS AG | 2021 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,275
UBS AG | 2021 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,126
UBS AG | 2021 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,178
UBS AG | 2021 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,947
UBS AG | 2021 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	149
UBS AG | 2021 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	66
UBS AG | 2021 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	83
UBS AG | 2022 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,070
UBS AG | 2022 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,057
UBS AG | 2022 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	447
UBS AG | 2022 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	1,610
UBS AG | 2022 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	13
UBS AG | 2022 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7
UBS AG | 2022 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6
UBS AG | 2023 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		3,058
UBS AG | 2023 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,031
UBS AG | 2023 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	274
UBS AG | 2023 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	2,758
UBS AG | 2023 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	26
UBS AG | 2023 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | 2023 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	26
UBS AG | 2024-2028 | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		6,668
UBS AG | 2024-2028 | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	6,346
UBS AG | 2024-2028 | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	802
UBS AG | 2024-2028 | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,544
UBS AG | 2024-2028 | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	321
UBS AG | 2024-2028 | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	321
UBS AG | 2024-2028 | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS AG | Thereafter | UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,996
UBS AG | Thereafter | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	8,807
UBS AG | Thereafter | UBS AG | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	3,694
UBS AG | Thereafter | UBS AG | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	5,113
UBS AG | Thereafter | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	189
UBS AG | Thereafter | Other subsidiaries | Fixed-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	6
UBS AG | Thereafter | Other subsidiaries | Floating-rate | Non-subordinated debt
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	$ 183

[1]	Comprises instruments issued by the legal entity UBS AG
[2]	Comprises instruments issued by subsidiaries of UBS AG.